CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLES

The Company’s convertible notes as of September 30, 2024 and December 31, 2023 were as follows:

		September 30,		December 31,
		2024		2023
		Current	Non-current	Current	Non-current

Convertible Notes Payable:
Calvary Fund – 2023 Bridge Notes	(a)	$1,150,000	$-	$1,150,000	$-
Cavalry Fund – 2024 Bridge Note	(b)	525,000	-	-	-
Evergreen – Bridge Notes	(c)	745,000	-	745,000	-
Keystone Capital – Bridge Note	(d)	70,500	-	70,500	-
Seven Knots – Bridge Note	(e)	70,500	-	70,500	-
Individual #2 – Bridge Note	(f)	300,000	-	300,000	-
Individual #3 – Bridge Note	(g)	30,000	-	30,000	-
Individual #4 – Bridge Note	(h)	180,000	-	180,000	-
Individual #5 – Bridge Note	(i)	600,000	-	600,000	-
Chambers - Bridge Note	(j)	62,500	-	-	-
Schiller – Bridge Note	(k)	125,000	-	-	-

Related Parties:
Miller – Bridge Notes	(l)	480,000	-	480,000	-
Titan 5 – Bridge Note	(m)	120,000	-	120,000	-
Celli – Bridge Notes	(n)	212,644	-	150,000	-
FC Advisory – Bridge Note	(o)	60,000	-	60,000	-

Total outstanding principal		4,731,144	-	3,956,000	-
Less: discounts		(125,440)	-	(359,850)	-
Total convertible notes payable		4,605,704		3,596,150	-

Convertible notes payable – related parties		856,467	-	724,250	-
Convertible notes payable		$3,749,237	$-	$2,871,900	$-

Convertible Notes Payable:

(a)

Between May 19, 2023 and August 7, 2023, the Company issued five 20% original issue discount Promissory Notes to Calvary (the “Calvary Fund 2023 Bridge Notes”). The Calvary Fund 2023 Bridge Notes have principal amounts ranging from $141,000 to $400,000. The Cavalry Fund Bridge Notes have an annual interest rate of 10% per annum and maturity dates ranging from May 19, 2024 to August 7, 2024. The Cavalry Fund 2023 Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Calvary Fund 2023 Bridge Notes accrue interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, $886,000 of the Cavalry Fund 2023 Bridge Notes were past their original maturity dates. Effective July 29, 2024 and through December 31, 2024, the Company and Cavalry agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024. Additionally, effective July 29, 2024, $264,000 of the Cavalry Fund 2023 Bridge Notes were amended to have a maturity date of December 31, 2024.

(b)	On August 12, 2024 the Company issued Calvary a $525,000 non-interest bearing convertible note payable (the “Calvary Fund 2024 Bridge Note) along with 10,000,000 common stock warrants in exchange for proceeds of $500,000. The Company recognized a debt discount of $413,190 as a result of the warrants (Note 14 – Stockholders’ Equity and Mezzanine Equity). The Calvary Fund 2024 Bridge Note has a $25,000 original issue discount and a maturity date of October 12, 2024, which was extended to December 31, 2024 subsequent to period end. The Cavalry Fund 2024 Bridge Note contains a “rollover rights” conversion features that enables the holder to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(c)

Between May 19, 2023 and July 7, 2023, the Company issued three 20% original issue discount Promissory Notes to Evergreen (the “Evergreen Bridge Notes”) with principal amounts ranging from $141,000 to $400,000. The Evergreen Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from May 19, 2024 to July 7, 2024. The Evergreen Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Evergreen Bridge Notes accrue interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, $745,000 of the Evergreen Bridge Notes were past their original maturity dates. Effective July 29, 2024 and through December 31, 2024, the Company and Evergreen agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(d)

On July 20, 2023, the Company issued a 20% original issue discount Promissory Note to Keystone Capital (the “Keystone Bridge Note”) with a principal amount of $70,500. The Keystone Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Keystone Bridge Note contains a “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Keystone Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Keystone Bridge Note was past its original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and Keystone Capital agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(e)

On July 20, 2023, the Company issued a 20% original issue discount Promissory Note to Seven Knots (the “Seven Knots Bridge Note”) with a principal amount of $70,500. The Seven Knots Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Seven Knots Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Seven Knots Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Seven Knots Bridge Note was past its original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and Seven Knots agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(f)

On July 24, 2023, the Company issued a 20% original issue discount Promissory Note to an individual investor (the “Individual #2 Bridge Note”) with a principal amount of $300,000. The Individual #2 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Individual #2 Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Individual #2 Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Individual #2 Bridge Note was past its original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and the investor agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(g)

On July 24, 2023, the Company issued a 20% original issue discount Promissory Note to an individual investor (the “Individual #3 Bridge Note”) with a principal amount of $30,000. The Individual #2 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #3 Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Individual #3 Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Individual #3 Bridge Note was past its original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and the investor agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(h)

On July 24, 2023, the Company issued a 20% original issue discount Promissory Note to an individual investor (the “Individual #4 Bridge Note”) with a principal amount of $180,000. The Individual #4 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #4 Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Individual #4 Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Individual #4 Bridge Note was past its original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and the investor agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(i)

On July 28, 2023, the Company issued a 20% original issue discount Promissory Note to an individual investor (the “Individual #5 – Bridge Note”) with a principal amount of $600,000. The Individual #5 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 28, 2024. The Individual #5 Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Individual #5 Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Individual #5 Bridge Note was past its original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and the investor agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(j)	On February 28, 2024, the Company issued a 25% original issue discount Promissory Note to Chambers (the “Chambers Bridge Note”) with a principal amount of $62,500. The Chambers Bridge Note has an annual interest rate of 11% per annum and was issued with a maturity date of August 25, 2025. The Chambers Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Chambers Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

(k)	On February 28, 2024, the Company issued a 25% original issue discount Promissory Note to the Leonard M. Schiller Revocable Trust (the “Schiller Bridge Note”) with a principal amount of $125,000. The Schiller Bridge Note has an annual interest rate of 11% per annum and was issued with a maturity date of August 25, 2025. The Schiller Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Schiller Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

Related Parties:

(l)

Between June 13, 2023 and July 24, 2023, the Company sold and issued two 20% original issue discount Promissory Notes (the “Miller Bridge Notes”) to Miller. The Miller Bridge Notes both have principal amounts of $240,000. The Miller Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from June 13, 2024 to July 24, 2024. The Miller Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Miller Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public offering. In the event of default, the Miller Bridge Notes accrue interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Miller Bridge Notes were past their original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and Miller agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(m)

On June 13, 2023, the Company sold and issued a 20% original issue discount Promissory Note (the “Titan 5 Bridge Note”) to Titan 5, a stockholder of the Company. The Titan 5 Bridge Note has a principal amount of $120,000, an annual interest rate of 10%, and was issued with a maturity date of June 13, 2024. The Titan 5 Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Titan 5 Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Titan 5 Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

As of September 30, 2024, the Titan 5 Bridge Note was past its original maturity date. Effective July 29, 2024 and through December 31, 2024, the Company and Titan 5 agreed to waive all events of default and all claims to related default interest, with the exception of any default interest that accrued prior to July 29, 2024.

(n)	On December 28, 2023, the Company sold and issued a 20% original issue discount Promissory Note to Frank Celli, a Director of the Company. The Celli Bridge Note has a principal amount of $150,000, an annual interest rate of 10%, and was issued with a maturity date of December 28, 2024. All outstanding principal and accrued interest is to be paid upon maturity. In the event of a Qualified Financing, the Company will be required to repay all outstanding principal and accrued interest. A Qualified Financing is defined as the issuance and sale of equity securities by the Company to investors prior to the maturity date, with total gross proceeds of not less than $5,000,000. Effective July 29, 2024 the maturity date was amended to December 31, 2024. On February 28, 2024, the Company sold and issued a 25% original discount Senior Secured Promissory Note to Frank Celli. The note has a principal amount of $62,500, an annual interest rate of 11%, and was issued with a maturity date of August 31, 2025. The outstanding principal and accrued interest are due upon maturity. These notes are collectively referred to as the “Celli Bridge Notes”.

The Celli Bridge Notes contain a “rollover rights” conversion feature that enables the holders to convert all or part of the Celli Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. In the event of default, the Celli Bridge Notes accrue interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance.

(o)

On December 22, 2023, the Company sold and issued a 20% original issue discount Promissory Note (the “FC Advisory Bridge Note”) to FC Advisory, a company owned by a Director of the Company. The FC Advisory Note has a principal amount of $60,000, an annual interest rate of 10%, and was issued with a maturity date of December 22, 2024. All outstanding principal and accrued interest is due upon maturity. The FC Advisory Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the FC Advisory Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

In the event of default, the FC Advisory Bridge Note accrues interest at a rate of 24% and all outstanding principal must be repaid at an amount equal to 120% of the outstanding principal balance. Effective July 29, 2024 the maturity date of the FC Advisory Bridge Note was amended to December 31, 2024.

The Company’s convertible notes as of December 31, 2023 and 2022 were as follows:

		December 31,		December 31,
		2023		2022
		Current	Non-current	Current	Non-current

Convertible Notes Payable:
Calvary Fund – Bridge Notes	(a)	$1,150,000	$-	$-	$-
Evergreen – Bridge Note	(b)	745,000	-	-	-
Keystone Capital – Bridge Notes	(c)	70,500	-	-	-
Seven Knots – Bridge Notes	(d)	70,500	-	-	-
Individual #2 – Bridge Notes	(e)	300,000	-	-	-
Individual #3 – Bridge Notes	(f)	30,000	-	-	-
Individual #4 – Bridge Notes	(g)	180,000	-	-	-
Individual #5 – Bridge Notes	(h)	600,000	-	-	-

Related Parties:
Miller – Bridge Notes	(i)	480,000	-	-	-
Titan 5 – Bridge Note	(j)	120,000	-	-	-
Celli – Bridge Note	(k)	150,000	-	-	-
FC Advisory – Bridge note	(l)	60,000	-	-	-
Total outstanding principal		3,956,000	-	-	-
Less: discounts		(359,850)	-	-	-
Total convertible notes payable		3,596,150	-	-	-

Convertible notes payable – related parties		724,250	-	-	-
Convertible notes payable		$2,871,900	$-	$-	$-

Convertible Notes Payable:
(a)	Between May 19, 2023 and August 7, 2023, the Company issued five 20% original issue discount Senior Secured Promissory Notes to Calvary (the “Calvary Fund Bridge Notes”). The Calvary Fund Bridge Notes have principal amounts ranging from $141,000 to $400,000. The Cavalry Fund Bridge Notes have an annual interest rate of 10% per annum and maturity dates ranging from May 19, 2024 to August 7, 2024. The Cavalry Fund Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(b)	Between May 19, 2023 and July 7, 2023, the Company issued three 20% original issue discount Senior Secured Promissory Notes to Evergreen (the “Evergreen Bridge Notes”) with principal amounts ranging from $141,000 to $400,000. The Evergreen Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from May 19, 2024 to July 7, 2024. The Evergreen Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(c)	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Keystone Capital (the “Keystone - Bridge Note”) with a principal amount of $70,500. The Keystone Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Keystone Bridge Notes contains a “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(d)	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Seven Knots (the “Seven Knots - Bridge Note”) with a principal amount of $70,500. The Seven Knots Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Seven Knots Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(e)	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #2 – Bridge Note”) with a principal amount of $300,000. The Individual #2 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Individual #2 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(f)	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #3 – Bridge Note”) with a principal amount of $30,000. The Individual #2 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #3 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(g)	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #4 – Bridge Note”) with a principal amount of $180,000. The Individual #4 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #4 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(h)	On July 28, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #5 – Bridge Note”) with a principal amount of $600,000. The Individual #5 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 28, 2024. The Individual #5 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
Related Parties:
(i)	Between June 13, 2023 and July 24, 2023, the Company sold and issued two 20% original issue discount Senior Secured Promissory Notes (the “Miller Bridge Notes”) to Glen Miller, the Company’s chief executive officer. The Miller Bridge Notes both have principal amounts of $240,000. The Miller Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from June 13, 2024 to July 24, 2024. The Miller Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Miller Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public offering.

(j)	On June 13, 2023, the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Titan 5 Bridge Note”) to Titan 5, a shareholder of the Company. The Titan 5 Bridge Note has a principal amount of $120,000, an annual interest rate of 10%, and was issued with a maturity date of June 13, 2024. The Titan 5 Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Titan 5 Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(k)	On December 28, 2023, the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Celli Bridge Note”) to Frank Celli, a Director of the Company. The Celli Bridge Note has a principal amount of $150,000, an annual interest rate of 10%, and was issued with a maturity date of December 28, 2024. The Celli Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Celli Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(l)	On December 22, 2023, the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “FC Advisory Bridge Note”) to FC Advisory, a company owned by a Director of the Company. The FC Advisory Note has a principal amount of $60,000, an annual interest rate of 10%, and was issued with a maturity date of December 22, 2024. The FC Advisory Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the FC Advisory Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

SCHEDULE OF PRINCIPAL MATURITIES OF CONVERTIBLE NOTES PAYABLE

Convertible note payables principal maturities for the next year as of September 30, 2024 were as follows:

Remainder of 2024	$4,481,000
2025	250,144
Total principal payments	4,731,144
Less: debt discounts	(125,440)
Total convertible notes payable	$4,605,704
Convertible note payables principal maturities for the next year as of December 31, 2023 were as follows:
2024	$3,956,000
Less: debt discounts	(359,850)
Total convertible notes payable	$3,596,150